Lease Agreements - (Textual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 11,812	$ 12,037	$ 12,923
Lease Extrication Charges from Restructuring Activities	9,008	(2,960)	9,003
Gross Value Capital Leased Assets	2,109	2,452
Contract Termination [Member]
Operating Leased Assets [Line Items]
Lease Extrication Charges from Restructuring Activities	$ 444	$ 186	$ 1,448